Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands		Share capital	Share premium		Reserve from share-based payment transaction	Transactions with non-controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Total
Balance Begining at Dec. 31, 2018		$ 3,822	$ 38,108	[1]	$ 4,409	$ 261	$ 497	$ (46,912)	$ 185	$ (108)	$ 77
Loss								(2,629)	(2,629)	108	(2,521)
Total comprehensive loss											(2,521)
Issue of share capital	[2]	628	442						1,070		1,070
Conversion of convertible debentures		79	171						250		250
Expiration of share options			100		(100)
Cost of share-based payment					382				382		382
Balance Ending at Jun. 30, 2019		4,529	38,821		4,691	261	497	(49,541)	(742)		(742)
Balance Begining at Dec. 31, 2018		3,822	38,108	[1]	4,409	261	497	(46,912)	185	(108)	77
Loss				[1]				(4,794)	(4,794)	108	(4,686)
Total comprehensive loss											(4,686)
Issue of share capital		1,777	322	[1]					2,099		2,099
Conversion of convertible debentures	[3]	724	783	[1]					1,507		1,507
Registration of the resale of warrants			464	[1]					464		464
Expiration of share options			100	[1]	(100)
Cost of share-based payment					553				553		553
Balance Ending at Dec. 31, 2019		6,323	39,777	[1]	4,862	261	497	(51,706)	14		14
Loss				[1]				(2,638)	(2,638)		(2,638)
Other comprehensive loss
Total comprehensive loss											(2,638)
Non-controlling interests arising from initially consolidated company						298			298	53	351
Issue of share capital		9,306	(7,844)	[1]					1,462		1,462
Expiration of share options			159	[1]	(159)
Cost of share-based payment				[1]	169				169		169
Balance Ending at Jun. 30, 2020		$ 15,629	$ 32,092	[1]	$ 4,872	$ 559	$ 497	$ (54,344)	$ (695)	$ 53	$ (642)

[1]	Warrants exercisable into shares as of December 31, 2019 were reclassified into Share premium.
[2]	Net of issue expenses of $248 thousand.
[3]	Net of issue expenses of $469 thousand.